LOANS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans [Abstract]
Total Loans		$ 2,733,678	$ 2,725,023
Net of deferred loan costs		14,600	16,300
Proceeds from sale of loans		2,395	50,516	$ 27,658
Gain (loss) on sale of loans		62,560	19,978	10,597
Residential Fixed Rate Mortgage [Member] | Freddie Mac [Member]
Loans [Abstract]
Proceeds from sale of loans		26,300		10,900
Gain (loss) on sale of loans		720		(100)
Residential Fixed and Adjustable Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans			9,900	27,600
Gain (loss) on sale of loans			70	$ 40
Real Estate [Member] | Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	[1]	792,762	843,746
Real Estate [Member] | Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	[1]	138,128	166,735
Real Estate [Member] | Construction and Land Development [Member]
Loans [Abstract]
Total Loans	[1]	232,693	249,747
Real Estate [Member] | Other [Member]
Loans [Abstract]
Total Loans	[1],[2]	669,150	693,580
Consumer [Member]
Loans [Abstract]
Total Loans		468,090	448,297
Commercial [Member]
Loans [Abstract]
Total Loans		429,011	318,504
Agricultural [Member]
Loans [Abstract]
Total Loans		3,844	4,414
Mortgage [Member]
Loans [Abstract]
Total Loans		1,015,926	1,098,911
Mortgage [Member] | Residential Adjustable Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans			40,600
Gain (loss) on sale of loans			10
Mortgage [Member] | Residential Fixed Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans		2,400
Gain (loss) on sale of loans		$ 70
Mortgage [Member] | Residential Fixed Rate Mortgage [Member] | Freddie Mac [Member]
Loans [Abstract]
Proceeds from sale of loans			65,100
Gain (loss) on sale of loans			$ 1,700

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.